SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 10, 2020
to the Class F Prospectus, dated January 31, 2020, as restated on March 18, 2020 and as amended on May 15, 2020 and May 22, 2020 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
J O Hambro Capital Management Limited	Christopher Lees, CFA	Since 2020	Senior Fund Manager
	Nudgem Richyal, CFA	Since 2020	Senior Fund Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

J O Hambro Capital Management Limited: J O Hambro Capital Management Limited (JOHCM), located at 1, St. James's Market, London, SW1Y 4AH, United Kingdom, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to JOHCM. Christopher Lees, CFA, Senior Fund Manager, joined JOHCM in 2008 and is Senior Fund Manager of JOHCM's Global and International Equity Strategies. Nudgem Richyal, CFA, Senior Fund Manager, joined JOHCM in 2008 and is Senior Fund Manager of JOHCM's Global and International Equity Strategies.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1297 (7/20)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 10, 2020
to the Class I Prospectus, dated January 31, 2020, as restated on March 18, 2020
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
J O Hambro Capital Management Limited	Christopher Lees, CFA	Since 2020	Senior Fund Manager
	Nudgem Richyal, CFA	Since 2020	Senior Fund Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

J O Hambro Capital Management Limited: J O Hambro Capital Management Limited (JOHCM), located at 1, St. James's Market, London, SW1Y 4AH, United Kingdom, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to JOHCM. Christopher Lees, CFA, Senior Fund Manager, joined JOHCM in 2008 and is Senior Fund Manager of JOHCM's Global and International Equity Strategies. Nudgem Richyal, CFA, Senior Fund Manager, joined JOHCM in 2008 and is Senior Fund Manager of JOHCM's Global and International Equity Strategies.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1298 (7/20)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 10, 2020
to the Class Y Prospectus, dated January 31, 2020, as restated on March 18, 2020 and as amended on May 15, 2020 and May 22, 2020 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
J O Hambro Capital Management Limited	Christopher Lees, CFA	Since 2020	Senior Fund Manager
	Nudgem Richyal, CFA	Since 2020	Senior Fund Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the text relating to Neuberger Berman Investment Advisers LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

J O Hambro Capital Management Limited: J O Hambro Capital Management Limited (JOHCM), located at 1, St. James's Market, London, SW1Y 4AH, United Kingdom, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to JOHCM. Christopher Lees, CFA, Senior Fund Manager, joined JOHCM in 2008 and is Senior Fund Manager of JOHCM's Global and International Equity Strategies. Nudgem Richyal, CFA, Senior Fund Manager, joined JOHCM in 2008 and is Senior Fund Manager of JOHCM's Global and International Equity Strategies.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1299 (7/20)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 10, 2020
to the Statement of Additional Information, dated January 31, 2020 and as amended on May 15,
2020 and May 22, 2020 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "J O Hambro Capital Management Limited," the text is hereby deleted and replaced with the following:

J O HAMBRO CAPITAL MANAGEMENT LIMITED—J O Hambro Capital Management Limited ("JOHCM") serves as a Sub-Adviser to a portion of the assets of the International Equity and Emerging Markets Equity Funds. JOHCM was founded in 1993, and is a private limited company incorporated in England and Wales under no. 2176004. JOHCM was launched in 1993. JOHCM is an independently managed investment management boutique.

In addition, under the same heading, under the sub-heading titled "Neuberger Berman Investment Advisers LLC," all references to the "International Equity Fund" are hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "JOHCM" the paragraphs thereunder are hereby deleted and replaced with the following:

JOHCM

Compensation. SIMC pays JOHCM a fee based on the assets under management of the International Equity and Emerging Markets Equity Funds as set forth in an investment sub-advisory agreement between JOHCM and SIMC. JOHCM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity and Emerging Markets Equity Funds. The following information relates to the period ended March 31, 2020.

Compensation is based on the value of the assets in the International Equity and Emerging Markets Equity Funds' portfolios. The remuneration structure for investment professionals includes a base salary, a revenue share (proportion of the management fee generated and performance fee) and the opportunity to earn an equity stake. The performance fee element provides a direct link between relative client returns and remuneration. When evaluating the portfolio managers' performance, JOHCM compares the pre-tax performance of the portfolio managers to the applicable index, typically over a 12-month period.

Revenue Share

Arrangements are in place for the fund management team to share, depending on the maturity of a fund, between 10% and 20% of the revenue share generated on the funds that they manage. This is subject, in some cases, to a fund cost hurdle before the revenue share is paid to the team. For longer serving fund managers, part of their revenue share is paid in equity (see below).

Equity

JOHCM is an independently managed investment management boutique that has been a wholly-owned subsidiary of Pendal Group Limited (Pendal) since October 2011. Pendal is listed on the Australian Securities Exchange (ASX code: PDL) and is an independent, global investment management firm. All investment professionals and the majority of staff have equity participation in listed Pendal shares.

The Fund Linked Equity scheme is designed for new fund management teams or existing teams launching a new strategy. Under this arrangement, notional shares are valued in line with the growth and performance of the fund managed and after a long term vesting period these notional shares will convert to Pendal equity, allowing the fund manager to become a shareholder in Pendal. The Pendal shares are subject to further deferral arrangements and leaver conditions, thus providing a reward for the long term growth of funds under management and enhancing fund manager retention for both clients and shareholders.

Longer serving fund managers increase their equity participation through two equity schemes related to the revenue share generated on their funds. The revenue share is only awarded to the fund manager provided a prescribed cost hurdle has been exceeded. Each scheme has different vesting periods and will award the equity on different dates, but once vested and awarded to the fund manager; this equity is subject to deferral arrangements and leaver conditions to aid retention.

Finally, certain key managers are participants in a third Retention Plan that will pay out equity in two tranches. Tranche one is a fixed award of equity value and this vests over a set period, at the end of which the fund manager is awarded the equity provided they are still in employment at the release date. The second tranche of equity (also of fixed value) is conditional on the retention of fund assets. In the event the fund manager leaves employment on 'Good Leaver' terms, it is paid twelve months following that leave date.

JOHCM has built its business by attracting and retaining experienced fund managers with established track records from large firms. JOHCM provides them with an efficient operating structure and risk management, as well as a direct economic interest in the strategies they manage.

In summary, JOHCM has a results oriented partnership ethos. The variable elements of a fund manager's remuneration could represent a significant multiple of base salary where asset growth and strong performance is delivered.

Ownership of Fund Shares. As of March 31, 2020, JOHCM's portfolio managers did not beneficially own any shares of the International Equity or Emerging Markets Equity Funds.

Other Accounts. As of March 31, 2020, in addition to the International Equity and Emerging Markets Equity Funds, JOHCM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Emery Brewer	3	$310.81	4		$201.78	5		$474.10
	0	0	2	*	$115	3	*	$316.73
Dr. Ivo Kovachev	3	$310.81	4		$201.78	5		$474.10
	0	0	2	*	$115	3	*	$316.73
Christopher Lees, CFA	3	$9,024.84	3		$2,221.56	5		$2,129.33
	0	0	2	*	$1,693.53	2	*	$509.76
Nudgem Richyal, CFA	3	$9,024.84	3		$2,221.56	5		$2,129.33
	0	0	2	*	$1,693.53	2	*	$509.76

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

AUM is available on a quarterly basis.

Conflicts of Interest. The following are the types of conflicts of interest that may arise within the JOHCM Group (defined below), and the way in which they are managed and monitored in the compliance program:

General

JOHCM acts as discretionary investment manager for a number of separate publicly available funds and segregated institutional accounts. The investment mandates for these clients are such that a particular investment will be suitable for inclusion in a number of different portfolios.

Each strategy is managed by a named senior fund manager and deputy, or by named co-lead managers. It is a key part of the group's decentralized investment philosophy that these investment teams have the freedom, subject to agreed mandate restrictions, to make their own investment decisions.

Subject to any particular size or other constraints such as risk appetite contained in client mandates, the proposed participation in an investment will be in proportion to the relative size of the portfolios managed by that investment team. The timing of decisions made by that investment team will also be influenced by any inflows to or outflows from the portfolios they manage. It is also of note that a different investment team may make different decisions or make similar decisions at different times in respect of the same investment.

All of these factors may result in different investment outcomes among investment strategies, and among mandates managed by the same investment team. JOHCM has policies in place to address the potential for conflict that this creates, that are designed to ensure the fair allocation of investment opportunities among clients. Compliance with these policies is reviewed ex post by various means, including performance dispersion analysis and monitoring order handling.

Ownership and Group Relationships

JOHCM is a wholly owned subsidiary of Pendal Group Limited (Pendal), an Australian listed investment management group, headquartered in Sydney. JOHCM and its two wholly owned subsidiaries, JOHCM (Singapore) Pte Ltd and JOHCM (USA) Inc, (collectively JOHCM Group) operate as a stand-alone business within the Pendal Group. Within that model, JOHCM retains its full investment and operational independence.

As part of its governance remit, the JOHCM Board may consider it appropriate to promote the success of the Pendal Group as a whole or of any member of the JOHCM Group, but each director, and the firm in general, must also comply with SEC regulations and the FCA's rules and principles, which require clients to be treated fairly, their interests to be served, and the effective mitigation and management of the risk of conflict with those interests.

On this basis, no conflicts thus arise from our corporate structure beyond those inherent and commonplace in a shareholder ownership model.

Basis of Remuneration—the firm and fund managers

The basis of JOHCM Group's remuneration, which is recorded in the agreements with individual clients, may be different for different types of client portfolios. The percentage rate for the annual management charge is not the same for all portfolios and in many cases there will also be a performance fee payable, which may be calculated on differing bases for different types of portfolios e.g. OEIC, mutual fund or segregated account. Thus, different portfolios in the same strategy may attract different fee levels.

It is therefore important to ensure that these differing rewards for the firm, and in some cases the particular fund manager, do not lead to similar portfolios being treated unfairly, with one being favored or disadvantaged relative to each other. The policies and monitoring program referred to above relating to fair allocation of investment opportunities are also important safeguards in managing this potential for conflict.

The remuneration of the individual fund managers is a combination of some or all of a salary, a share of performance fees earned by the firm from the portfolios they manage, the management fees earned on their particular strategy, and that which derives from their equity interest in the Pendal Group.

The remuneration of individual JOHCM employees is independently overseen by the Remuneration Committee of J O Hambro Capital Management Holdings Limited in accordance with a Remuneration Policy that is designed to promote alignment of individual fund managers' interests with their clients'.

Inside Information

The misuse of inside information amounts to a breach of the SEC Rules and Regulations and in some cases may be a criminal offence. It creates an inherent conflict of interest because it gives the holder of the information an unfair advantage over other market participants who do not have that knowledge.

JOHCM's fund managers are encouraged to analyze and meet with those companies in which they invest on behalf of their clients, but most do not actively seek out inside information. Other employees within the firm may also inadvertently learn of facts or circumstances that amount to inside information, whether in the course of their work, or otherwise. The firm has various safeguards in place that are designed to protect clients and other market participants against this potential for conflict, including staff training on the issue and a policy that requires any employee in receipt of inside information to report it immediately to Compliance. This results in an embargo on further orders being placed in the securities of the relevant company by all JOHCM investment teams, whether or not they are themselves in actual receipt of the inside Information.

Employee Personal Dealing

To manage the obvious risk of conflict of interest arising in this area, all employees are made subject to the Group's Employee Dealing Rules which place clear parameters on how and when they may deal in securities for their own account and their immediate family's, and include regular reporting of personal transactions and holdings.

Gifts & Entertainment

The giving and receiving of gifts or entertainment are subject to the Group's policy, which is designed to ensure that staff do not offer or give, solicit or accept any inducement which is likely to conflict with their duties to clients or would be in breach of any statutory or regulatory restrictions.

In addition, under the same heading, under the sub-heading titled "NBIA," all references to the "International Equity Fund" are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1300 (7/20)